                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 33  (File No. 2-72584)                     [X]
                             ---

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 35 (File No. 811-3190)                                    [X]
              --

AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
(Formerly known as IDS LIFE MONEYSHARE FUND, INC.)
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[X] on Oct.  29, 1999  pursuant  to  paragraph  (a)(1)
[ ] 75 days after  filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

The combined Prospectus containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Income Series, Inc. filed in Post-Effective Amendment No. 39 to Registration Statement No. 2-73115 is incorporated by reference.

PART B

The combined Statement of Additional Information and the financial statements containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP VariablePortfolio Money Market Series, Inc., and AXP Variable Portfolio - Income Series, Inc. filed in Post-Effective Amendment No. 39 to Registration Statement No. 2-73115 is incorporated by reference.

PART C. OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation as amended Oct. 13, 1989, filed electronically as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 21, are incorporated by reference.

(b)  By-Laws as amended Jan. 12, 1989, filed  electronically as Exhibit No. 2 to
     Registrant's   Post-Effective   Amendment  No.  21,  are   incorporated  by
     reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 26, is incorporated by reference.

(d)(2) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 32 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(3) Administrative Services Agreement between Registrant and American Express Financial Corporation dated Oct. 8, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 32 filed on or about Oct. 30, 1998, is incorporated by reference.

(e)  Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit No. 8 to Registrant's Post-Effective Amendment No. 26, is incorporated by reference.

(g)(2) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc.'s Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Moneyshare Minnesota, Inc. and IDS Life Moneyshare Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(i) Opinion and consent of counsel as the legality of the securities being registered filed electronically as Exhibit (i) to Post-Effective Amendment No. 39 to Registration Statement No. 2-73115, is incorporated by reference.

(j) Independent Auditors' Consent filed electronically as Exhibit (j) to Post-Effective Amendment No. 39 to Registration Statement No. 2-73115, is incorporated by reference.

(k)  Omitted financial statements: Not applicable.

(l) Investment Letter of IDS Life Insurance Company, dated Oct. 13, 1981, filed electronically as Exhibit No. 13 to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(m)  Plan and Agreement of Distribution to be filed by amendment.

(n)  Financial Data Schedule: Not applicable.

(p)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 14, 1999, filed electronically as Exhibit (p)(1) to Post-Effective Amendment No. 37 to Registration Statement No. 2-73115 filed on or about May 28, 1999, is incorporated by reference.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999, filed electronically as Exhibit (p)(2) to Post-Effective Amendment No. 37 to Registration Statement No. 2-73115 filed on or about May 28, 1999, is incorporated by reference.


Item 24.      Persons Controlled by or under Common Control with Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio- Investment Series, Inc., AXP Variable Portfolio-Income Series, Inc., AXP Variable Portfolio-Money Market Series, Inc. and AXP Variable Portfolio-Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25.      Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

 Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Executive Vice President        Assurance Company            Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY  12205
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Executive Vice President        Advisors Inc.                Minneapolis, MN  55440       Chief Marketing Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Director, Senior Vice
                                Corporation                                               President and Chief
                                                                                          Marketing Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Centurion Life                                   Vice President
                                Assurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise Life                                  Vice President
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Series Fund, Inc.                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President                                               Minneapolis, MN 55440        and Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express                                          Vice President and
                                Corporation                                               Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President and
                                Corporation                                               Corporate Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Director, President and
                                Corporation                                               Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Service                                  Director and President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Plan Services of                                      Director and President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and President                                       Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express                                          Director and President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Senior Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Series Fund, Inc.                                Director and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Director and Executive Vice     Insurance Company            Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express                                          Director
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Director and President
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Director and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Executive Vice President        Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Trust                                    Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Senior Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Financial Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Director and Vice President
                                Insurance Agency
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Director and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Centurion Life                                   Vice President
                                Assurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                American Enterprise Life                                  Vice President
                                Insurance
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Vice President
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Certificate Company                                   Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Partnership Services                                  Director and Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Real Estate Services                                  Director and Vice President
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Realty Corporation                                    Director and Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President, General         Insurance Company            Minneapolis, MN 55440        General Counsel and
Counsel and Secretary                                                                     Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 26. Business and Other Connections of Investment Advisor
         (IDS Life Insurance Company). (Continued)

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Centurion Life      IDS Tower 10                 Vice President and
Vice President and Controller   Assurance Company            Minneapolis, MN 55440        Controller, Risk Management
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller, Risk Management
------------------------------- ---------------------------- ---------------------------- ----------------------------


                Principal Underwriters
Item 27.        The Fund has no principal underwriter.

                Location of Accounts and Records
Item 28.        American Express Financial Corporation
                IDS Tower 10
                Minneapolis, MN  55440-0010

                Management Services
Item 29.        Not Applicable.

                Undertakings
Item 30.        Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Money Market Series, Inc. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of August, 1999.


AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.


By   /s/ Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By   /s/ John Knight
         John Knight, Treasurer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of August, 1999.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

Signature                                            Capacity

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed  pursuant to  Directors'  Power of Attorney  dated Jan. 14, 1999,  filed
electronically  as  Exhibit  (p)(1)  to  Post-Effective   Amendment  No.  37  to
Registration Statement No. 2-73115, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

**Signed  pursuant to  Officers'  Power of Attorney  dated March 1, 1999,  filed
electronically  as  Exhibit  (p)(2)  to  Post-Effective   Amendment  No.  37  to
Registration Statement No. 2-73115, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 33
TO REGISTRATION STATEMENT NO. 2-72584

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference).

     The prospectus.

Part B (incorporated by reference).

     Statement of Additional Information.

Part C.

     Other information.

         The signatures.